Additional Balance Sheet Information - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Accounts payable	$ 7,938	$ 975	$ 1,687
Accrued liabilities	4,239	1,359	248
Employee compensation	730	291
Other	58	27
Accounts payable and accrued expenses	$ 12,965	$ 2,652	$ 2,202